Vanguard® Global Environmental Opportunities Stock Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (85.8%)
Brazil (2.7%)
	WEG SA	300,930	2,957
Canada (3.3%)
	Canadian Pacific Kansas City Ltd.	48,325	3,592
China (10.3%)
	Contemporary Amperex Technology Co. Ltd. Class A	85,596	4,311
[1]	Yadea Group Holdings Ltd.	2,092,000	2,956
	Hongfa Technology Co. Ltd. Class A	599,544	2,470
	Xiamen Faratronic Co. Ltd. Class A	101,651	1,587
			11,324
Denmark (5.9%)
	Novonesis (Novozymes) B Class B	72,483	4,441
	Vestas Wind Systems A/S	66,339	2,011
			6,452
France (3.7%)
	Schneider Electric SE	14,005	4,015
Germany (4.2%)
	Infineon Technologies AG	95,334	4,660
India (3.1%)
	Power Grid Corp. of India Ltd.	1,206,868	3,369
Japan (2.8%)
	Shimadzu Corp.	98,200	2,662
	SCREEN Holdings Co. Ltd.	3,700	471
			3,133
Spain (4.3%)
	Iberdrola SA (XMAD)	206,123	4,634
*	Iberdrola SA	2,792	63
			4,697
Sweden (3.4%)
	Atlas Copco AB Class A	183,225	3,779
Taiwan (7.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	115,000	6,359
	Voltronic Power Technology Corp.	55,000	1,477
	Silergy Corp.	98,000	865
			8,701
United Kingdom (4.9%)
	Spirax Group plc	29,582	2,948
	Croda International plc	64,163	2,398
			5,346
United States (29.3%)
	NextEra Energy Inc.	63,777	5,606
	TE Connectivity plc	18,885	4,207
	Tetra Tech Inc.	103,436	3,895
*	Autodesk Inc.	14,330	3,624
	AECOM	34,325	3,310
	AGCO Corp.	25,031	2,839
	Valmont Industries Inc.	5,785	2,578
	Waste Management Inc.	10,994	2,443
*	Trimble Inc.	30,414	2,056
	Trane Technologies plc	3,619	1,522
			32,080
Total Common Stocks (Cost $79,094)			94,105

		Shares	Market Value ($000)
Temporary Cash Investments (14.2%)
Money Market Fund (14.2%)
[2]	Vanguard Market Liquidity Fund, 3.704% (Cost $15,550)	155,498	15,550
Total Investments (100.0%) (Cost $94,644)			109,655
Other Assets and Liabilities—Net (0.0%)			(28)
Net Assets (100%)			109,627
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $2,956, representing 2.7% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	38,629	—	—	38,629
Common Stocks—Other	—	55,476	—	55,476
Temporary Cash Investments	15,550	—	—	15,550
Total	54,179	55,476	—	109,655